Accounting policies	12 Months Ended
Dec. 31, 2024
Accounting Policies1 [Abstract]
Accounting policies
Accounting policies

Basis of preparation
The consolidated financial statements of WPP plc (the Company) and its subsidiaries (together the Group) for the year ended 31 December 2024 have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) as they apply to the financial statements of the Group for the year ended 31 December 2024.

The Group consolidated financial statements of WPP plc, a company registered in Jersey, for the year ended 31 December 2024 are filed with the Company’s registrar in Jersey.

The Group consolidated financial statements have been prepared on a going concern basis, under the historical cost convention, except for the revaluation of certain financial instruments and defined benefit pension plans.

The principal accounting policies adopted in the preparation of these consolidated financial statements are set out below. Unless otherwise stated, these policies have been consistently applied to all the years presented.

The consolidated financial statements were approved by the Board of Directors and authorised for issue on 28 March 2025.

Basis of consolidation
The consolidated financial statements include the results of the Company and all its subsidiary undertakings made up to the same accounting date. All intra-Group balances, transactions, income and expenses are eliminated in full on consolidation. Subsidiary undertakings are those entities controlled by the Group. Control exists where the Group is exposed to, or has the rights to variable returns from its involvement with, the investee and has the ability to use its power over the investee to affect its returns. The results of subsidiary undertakings acquired or disposed of during the period are included or excluded from the consolidated income statement from the effective date of acquisition or disposal, accordingly. Non-controlling interests represent the share of earnings or equity in subsidiaries that is not attributable, directly or indirectly, to shareholders of the Group.

Going Concern
The financial position of the Group, its cash flows, liquidity position and borrowing facilities are described in the consolidated financial statements and the notes to the consolidated financial statements. The notes also include the Group’s objectives, policies and processes for managing its capital; its financial risk management objectives; details of its financial instruments and hedging activities; and its exposures to credit risk and liquidity risk.

The Group consolidated financial statements have been prepared on the going concern basis. In performing its going concern assessment, the Group’s forecasts and projections have taken account of (i) reasonably possible declines in revenue less pass-through costs or increases in costs arising from severe but plausible downside scenarios and (ii) the results of reverse stress tests to quantify the level of revenue less pass-through costs declines compared to 2024 required to utilise all of the Group’s liquidity headroom, taking into account the suspension of share buybacks, dividends and acquisitions, and cost mitigation actions which could be implemented. This assessment shows that the Company and the Group would be able to operate with appropriate liquidity and be able to meet its liabilities as they fall due and for a period of at least 12 months from the date the consolidated financial statements are signed.

The Directors therefore have a reasonable expectation that the Company and the Group have adequate resources to continue in operational existence for at least 12 months from the date the consolidated financial statements are signed. Thus, the Group continues to adopt the going concern basis of accounting in preparing the consolidated financial statements.
New IFRS accounting pronouncements
The Group has applied the following standards and amendments for the first time for their annual reporting period commencing 1 January 2024:

– Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)

– Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1)

– Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

The amendments listed above did not have any impact on the amounts recognised in prior periods, did not have a significant impact on the amounts recognised in the current period, and are not expected to significantly affect future periods.

At the date of authorisation of these consolidated financial statements, the following standards or amendments to standards, which have not been applied in these consolidated financial statements, were in issue but not yet effective:

–IFRS 18 “Presentation and Disclosure in Financial Statements” was published on 9 May 2024 and is effective for periods beginning on or after 1 January 2027. The standard replaces IAS 1 and is the new standard on presentation and disclosure in financial statements, with a focus on updates to the consolidated income statement. The key new concepts introduced in IFRS 18 relate to the structure of the consolidated income statement, required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures), and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. The impact of the standard on the Group is currently being assessed and it is not yet practicable to quantify the effect of IFRS 18 on these consolidated financial statements.

–IFRS 19 “Subsidiaries without Public Accountability Disclosures” was published on 9 May 2024 and is effective for periods beginning on or after 1 January 2027. It is a voluntary IFRS Accounting Standard that eligible subsidiaries can apply when preparing their own consolidated, separate or individual financial statements. These subsidiaries will continue to apply the recognition, measurement and presentation requirements in other IFRS Accounting Standards, but they can replace the disclosure requirements in those standards with reduced disclosure requirements. As the standard applies to the Group’s subsidiaries, no impact of IFRS 19 is expected on these consolidated financial statements.

–Lack of Exchangeability (Amendments to IAS 21) and Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The Group is currently assessing the impact of the amendments to standards in issue but not yet effective.

Business Combinations
The Group accounts for acquisitions in accordance with IFRS 3 Business Combinations, which requires the acquiree’s identifiable assets, liabilities and contingent liabilities (other than non-current assets or disposal groups held for sale) to be recognised at fair value at acquisition date. Where the measurement of the fair value of identifiable net assets acquired is incomplete at the end of the reporting period in which the combination occurs, the Group will report provisional fair values. Final fair values are determined within a year of the acquisition date and retrospectively applied.

Acquisition-related costs are expensed as incurred.

The results of the subsidiaries and businesses acquired are included in the consolidated financial statements from their acquisition date.
Goodwill and other intangible assets
Intangible assets comprise goodwill, certain acquired separable corporate brand names, acquired customer relationships, acquired proprietary tools and capitalised software.

Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognised. Corporate brand names, customer relationships and proprietary tools acquired as part of acquisitions of businesses are capitalised separately from goodwill as intangible assets if their value can be measured reliably on initial recognition and it is probable that the expected future economic benefits that are attributable to the asset will flow to the Group.
Goodwill and intangible assets that have an indefinite useful life are not subject to amortisation and are tested annually for impairment, or more frequently if events or changes in circumstances indicate a potential impairment.

Certain corporate brands of the Group are considered to have an indefinite economic life. This is based on their long-established history of market leadership and profitability, combined with the Group's ongoing commitment to further develop and enhance their value.

Definite life intangible assets are amortised over their useful life. Amortisation is provided at rates calculated to expense the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life as follows:
•brand names (with finite lives) – 10-20 years;
•customer-related intangibles – 3-13 years;
•other proprietary tools – 3-10 years;
•other (including capitalised software) – 3-5 years.
For the purposes of assessing impairment, assets other than goodwill are grouped at the lowest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (cash-generating units or CGUs). CGU determination for goodwill is assessed at the level which management monitors the business. An impairment loss is recognised if the carrying value of the relevant asset or CGU exceeds the recoverable amount, defined as the higher of fair value less costs of disposal and value in use.

The value in use or fair value less costs to dispose for each CGU is determined by calculating the net present value of future cash flows - derived from the underlying assets using a projection period of up to five years for each CGU. After the projection period, a steady growth rate representing an appropriate long-term growth rate for the industry is applied. Any goodwill impairment is recognised immediately as an expense and is not subsequently reversed. For assets excluding goodwill, an assessment is made at reporting period end to determine whether there is any indication that previously recognised impairment losses may no longer exist or have decreased. If any such indication exists, the recoverable amount of the asset is estimated. In cases where the recoverable amount exceeds the carrying amount of the asset, a reversal of impairment losses is recognised. The amount of the reversal of the impairment loss shall not exceed the carrying amount that would have been determined (net of depreciation or amortisation) if no impairment loss had been recognised.

Contingent consideration
Contingent consideration liabilities in relation to business combinations, where the related payments are not dependent on future employment, are initially recorded at fair value based on the present value of the expected cash outflows of the obligations.

During the 12 months following acquisition, adjustments to goodwill are made to reflect any revisions to fair value measurements that, had they been known at the acquisition date, would have affected the provisional amounts recognised. After 12 months, these liabilities are re-measured to fair value at each balance sheet date, with the changes in fair value recorded in the consolidated income statement within revaluation and retranslation of financial instruments.

Property, plant and equipment
Property, plant and equipment is recorded at cost less accumulated depreciation and any provision for impairment. Property, plant and equipment is reviewed for impairment if events or changes in circumstances indicate that the carrying amount may not be appropriate. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. Property, plant and equipment impairment charges also form part of the property-related restructuring costs described in note 3 and are derived by applying the method described in the Leases accounting policy. Depreciation, with the exception of freehold land which is not depreciated, is provided at rates calculated to expense the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life, as follows:
•freehold buildings – 50 years;
•leasehold land and buildings – shorter of the term of the lease and life of the asset
•fixtures, fittings and equipment – 3-10 years;
•computer equipment – 3-5 years.
Interests in associates and joint ventures
An associate is an entity over which the Group has significant influence. In certain circumstances, significant influence may be represented by factors other than ownership and voting rights, such as representation on the Board of Directors.

Investments in associates are accounted for using the equity method. Interests in associates are stated in the consolidated balance sheet at cost, adjusted for the Group’s share of the profits and losses after tax of associate undertakings, which is included in the consolidated income statement. The Group’s share of the amounts recognised in the income statement and other comprehensive income is based on financial information produced by each associate undertaking, adjusted to align with the accounting policies of the Group.

When the Group’s share of losses exceeds its interest in an associate, the Group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the associate. If the associate subsequently reports profits, the Group resumes recognising its share of those profits only after its share of the profits equals the share of losses not previously recognised.

Investments are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An investment’s carrying amount is written down immediately to its recoverable amount if its carrying amount is greater than its estimated recoverable amount.

The Group accounts for joint venture investments under the equity method, which is consistent with the Group’s treatment of associates.
Financial assets
Financial assets are measured at amortised cost, fair value through other comprehensive income (FVTOCI) or fair value through profit or loss (FVTPL). The measurement basis is determined by reference to both the business model for managing financial assets and the contractual cash flow characteristics of the financial asset.

For financial assets other than trade receivables, unbilled costs, accrued income and unbilled media, a 12 month expected credit loss (ECL) allowance is recorded on initial recognition. If there is subsequent evidence of a significant increase in the credit risk of an asset, the allowance is increased to reflect the full lifetime ECL. If there is no realistic prospect of recovery, the asset is written off. ECL is recognised in the consolidated income statement on financial assets measured at amortised cost and at fair value through other comprehensive income.
Other investments
Other investments include certain non-current equity investments which are measured at fair value through profit or loss unless an election is made on an investment-by-investment basis to recognise fair value gains and losses in other comprehensive income.

The Group generally elects to classify equity investments as fair value through other comprehensive income where the Group forms a strategic partnership with the investee. If the Group makes an irrevocable election at initial recognition for certain equity investments to be classified as fair value through other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following derecognition of the investment. On derecognition of the equity investment, gains and losses that have been deferred in other comprehensive income are transferred directly to retained earnings.
Accrued income and unbilled media
Accrued income and unbilled media is a receivable within the scope of IFRS 9 Financial Instruments if the right to consideration is unconditional and is recognised when a performance obligation has been satisfied but has not yet been billed. This includes amounts in relation to media costs where the Group acts as an agent under IFRS 15 Revenue from Contracts with Customers. Accrued income and unbilled media is transferred to trade receivables once the right to consideration is billed per the terms of the contractual agreement.
Deferred income and customer advances
In certain cases, payments are received from customers or amounts are billed with an unconditional right to receive consideration prior to satisfaction of performance obligations and are recognised as deferred income and customer advances. Deferred income and customer advances is principally pass-through in nature, relating to advance billings to customers in accordance with the terms of the client contracts, primarily for the reimbursement of third-party costs.
Trade receivables and unbilled costs
Trade receivables are measured at amortised cost using the effective interest method, net of expected credit losses.

Unbilled costs include outlays incurred on behalf of clients, including production costs, and other third-party costs that have not yet been billed and are considered receivables under IFRS 15 Revenue from Contracts with Customers.

The Group has applied the simplified approach to measuring expected credit losses, as permitted by IFRS 9 Financial Instruments. This has been applied to trade receivables, unbilled costs, accrued income and unbilled media. Under this approach, the Group utilises a provision matrix based on the age of the trade receivables and historical loss rates to determine the expected credit losses. The Group also considers forward-looking information. The Group does not track changes in credit risk, but recognises a loss allowance based on the financial asset's lifetime expected credit loss.

Given the short-term nature of the Group’s trade receivables, unbilled costs, accrued income and unbilled media, which are mainly due from large national or multinational companies, the Group's assessment of expected credit losses includes provisions for specific clients and receivables where the contractual cash flow is deemed at risk.

Trade receivables are written off when there is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery. Receivables written off are still subject to enforcement activity and pursued by the Group.

Cash and cash equivalents
Cash and cash equivalents comprise cash at bank and deposits and money market funds that are readily convertible to a known amount of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition. Cash and cash equivalents are measured at amortised cost, except for investments in money market funds which are held at fair value through profit and loss.

For cash flow statement presentation purposes, the Group's overdrafts are included in cash and cash equivalents where they are repayable on demand, are components of the Group's centralised treasury strategy employed across the Group and form an integral part of the Group's cash management. Bank overdrafts are included within short-term borrowings in the balance sheet.
Borrowings
Interest-bearing borrowings are initially recorded at fair value less, where permitted by IFRS 9, any directly attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings are stated at amortised cost with any difference between the proceeds net of transaction costs and the amount due on settlement or redemption recognised in the consolidated income statement over the term of the borrowing. Borrowings identified as a hedged item in a designated fair value hedge relationship are carried on the consolidated balance sheet at fair value, with gains or losses recognised in the consolidated income statement in accordance with the Group's hedge accounting policy.

Cash flows relating to interest are presented within operating cash flows. Proceeds and repayment of principal amounts are presented within financing cash flows and are presented gross, except for borrowings with maturities of less than three months, which are presented net.

Derivative financial instruments
The Group uses derivative financial instruments to reduce exposure to foreign exchange risk and interest rate movements. The principal derivative instruments used by the Group are foreign currency forwards and swaps, interest rate swaps and cross-currency interest rate swaps. The Group does not hold or issue derivative financial instruments for trading or speculative purposes.

Derivative financial assets and liabilities, including derivatives embedded in host contracts which have been separated from the host contract, are initially measured at fair value at the date the derivative contract is entered into and are subsequently remeasured to their fair value at each balance sheet reporting date. Changes in the fair value of any derivative instruments that do not qualify for hedge accounting are recognised immediately in the income statement.

Hedge accounting
Derivatives designated as hedging instruments are classified at inception of the hedge relationship as cash flow hedges, net investment hedges or fair value hedges.

Changes in the fair value of derivatives designated as cash flow hedges are recognised in other comprehensive income to the extent that the hedges are effective and accumulated in the cash flow hedge reserve. Ineffective portions of derivatives designated as cash flow hedges are recognised in the income statement immediately. Amounts deferred in the cash flow hedge reserve are reclassified to the income statement when the hedged item affects profit or loss, or if the hedged forecast transaction is to purchase a non-financial asset, the amount deferred in the cash flow hedge reserve is transferred directly from equity and included in the carrying value of the non-financial asset when it is recognised.

Changes in the fair value of those hedging instruments designated as net investment hedges are recognised in other comprehensive income to the extent that the hedges are effective. Ineffective portions are recognised in the income statement immediately. Gains and losses accumulated in the foreign currency translation reserve are recycled to the income statement when the foreign operation is disposed of.

Changes in the fair value of derivatives designated as fair value hedges are recorded in the consolidated income statement, together with the changes in the fair value of the hedged asset or liability.

Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, exercised, or no longer qualifies for hedge accounting. This discontinuation can also apply to part of a hedging relationship.
Liabilities in respect of option agreements
Option agreements that allow the Group’s equity partners to require the Group to purchase a non-controlling interest are initially recorded in the consolidated balance sheet at the present value of the redemption amount in accordance with IAS 32 Financial Instruments: Presentation. On initial recognition, the corresponding amount is recognised against the equity reserve; this amount is subsequently reversed on derecognition, either through exercise or expiration through non-exercise of the option agreement.

Subsequent to initial recognition the financial liability is measured at amortised cost in accordance with IFRS 9 Financial Instruments. Changes in the measurement of the financial liability due to the unwinding of the discount or changes in the amount that the Group could be required to pay are recorded in the consolidated income statement within revaluation and retranslation of financial instruments.
Derecognition of financial assets and liabilities
Financial assets are derecognised when (a) the contractual rights to the cash flows from the asset expire or are settled, or (b) substantially all the risks and rewards of the ownership of the asset are transferred to another party, or (c) control of the asset has been transferred to another party who has the practical ability to unilaterally sell the asset to an unrelated third party without imposing additional restrictions.

Financial liabilities are derecognised when the liability is extinguished, that is when the contractual obligation is discharged, cancelled or expires.

Borrowing costs
Finance costs of borrowing that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised as part of the cost of that asset. All other borrowing costs are recognised in the consolidated income statement as an expense in the period in which they are incurred.
Revenue recognition
The Group offers national and multinational clients a comprehensive range of communications, experience, commerce and technology services. Certain contracts involve multiple agencies offering different services in different countries. As such, the terms of local, regional and global contracts can vary to meet client needs and regulatory requirements. Consistent with the industry, contracts are typically short term in nature and tend to be cancellable by either party with 90 days' notice. The Group is generally entitled to payment for work performed to date.

The Group is generally paid in arrears for its services. Invoices are typically payable within 30 to 60 days. Revenue comprises commissions and fees earned and is stated exclusive of VAT, sales taxes and trade discounts. Pass-through costs comprise fees paid to external suppliers when they are engaged to perform part or all of a specific project and are charged directly to clients. Pass-through costs includes media costs where the Group is buying media for its own account on a transparent opt-in basis. As a result, the subsequent media pass-through costs are recorded as Group principal revenue, with a corresponding pass-through cost recorded. As the contracts are generally short term in nature, the Group has applied the practical expedient permitted by IFRS 15 to expense costs to obtain a contract as incurred and to not adjust consideration for the effects of a significant financing component, where applicable.

In most instances, promised services in a contract are not considered distinct or they represent a series of services that are substantially the same with the same pattern of transfer to the customer and, as such, are accounted for as a single performance obligation. However, where there are contracts with services that are capable of being distinct, are distinct within the context of the contract, and are therefore accounted for as separate performance obligations, revenue is allocated to each of the performance obligations based on relative stand-alone selling prices. The Group has applied the practical expedient permitted by IFRS 15 to not disclose the transaction price allocated to performance obligations unsatisfied (or partially unsatisfied) as of the end of the reporting period as contracts typically have an original expected duration of a year or less.

Revenue is recognised when a performance obligation is satisfied in accordance with the terms of the contractual arrangement. Typically, performance obligations are satisfied over time as services are rendered. Revenue recognised over time is based on the proportion of the level of service performed for each performance obligation, measured using either an input method or an output method, depending on the particular arrangement.

For most fee arrangements, costs incurred are used as an objective input measure of performance as the primary input of substantially all work performed under these arrangements is labour and there is normally a direct relationship between costs incurred and the proportion of the contract performed to date. In other circumstances relevant output measures, such as the achievement of any project milestones stipulated in the contract, are used to assess proportional performance.

For retainer arrangements there is a stand-ready obligation to perform services on an ongoing basis over the life of the contract. The scope of these arrangements is broad and generally not reconcilable to specific input or output criteria. In these instances, revenue is recognised using a time-based method resulting in straight-line revenue recognition.

The amount of revenue recognised depends on whether the Group acts as an agent or as a principal. Certain arrangements with clients are such that the Group's responsibility is to arrange for a third party to provide a specified good or service to the client. In these cases, the Group acts as an agent as there is no control of the relevant good or service before it is transferred to the client. When the Group acts as an agent, the revenue recorded is the net amount retained. When acting as an agent, costs incurred with external suppliers (such as production costs and media suppliers) before the client is billed are excluded from revenue and recorded as unbilled balance sheet costs. Once billed to the client, these costs are recorded as part of the agent net revenue recorded.

The Group acts as principal when there is control of the specified good or service prior to transfer. When the Group acts as a principal, such as when supplying in-house production services, events and branding, the revenue recorded is the gross amount billed. Billings related to out-of-pocket costs such as travel are also recognised within the gross amount billed with a corresponding amount recorded as an expense.

Further details on revenue recognition are detailed by reporting segment below.
Global Integrated Agencies
Revenue is typically derived from integrated product offerings including media placements and creative services. Revenue may consist of various arrangements involving commissions, fees, incentive-based revenue or a combination of the three, as agreed upon with each client. Revenue for commissions on purchased media is typically recognised at the point in time the media is run.

The Group receives volume rebates from certain suppliers for transactions entered into on behalf of clients that, based on the terms of the relevant contracts and local law, are either remitted to clients or retained by the Group. If amounts are passed on to clients they are recorded as liabilities until settled or, if retained by the Group, are recorded as revenue when earned.

Variable incentive-based revenue typically comprises both quantitative and qualitative elements. Incentive compensation is estimated using the most likely amount or expected value method, as deemed appropriate, and is included in revenue up to the amount that is highly probable not to result in a significant reversal of cumulative revenue recognised once the related uncertainty is resolved. The Group recognises incentive revenue as the related performance obligation or obligations are satisfied depending on the specific contractual terms.
Public Relations and Specialist Agencies
Revenue for these services is typically derived from retainer fees and fees for services to be performed subject to specific agreement. Most revenue under these arrangements is earned over time, in accordance with the terms of the contractual arrangement.
Taxation
Corporate income taxes payable is recognised as an expense based on taxable profits arising in the period, and the applicable tax law in each jurisdiction. The total tax expense represents the sum of both current and deferred taxes.
The Group is subject to corporate income taxes in a number of different jurisdictions and judgement is required to interpret local tax laws. In such circumstances, the Group recognises liabilities for anticipated taxes based on the best information available and where the anticipated liability is both probable and able to be estimated. Any interest and penalties accrued are included in finance costs and general and administrative costs respectively in the consolidated income statement and included in trade and other payables on the consolidated balance sheet. Where changes arise, as a result of new information or an agreed final outcome, these may impact the income tax and deferred tax provisions, and therefore total tax expense in the period in which those changes have arisen.

Local tax laws that apply to the Group’s subsidiaries may be amended by the relevant tax authorities. Such potential amendments are regularly monitored and adjustments may be required to the Group’s tax assets and liabilities should those changes be enacted or substantively enacted by the balance sheet date.

Corporate income taxes payable is based on taxable profit for the year. Taxable profit differs from profit before tax reported in the Group’s consolidated income statement (determined under IFRS) because it excludes items of income or expense that are taxable or deductible in other years, and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method.

Deferred tax liabilities are recognised for all taxable temporary differences unless specifically excepted by IAS 12 Income Taxes. Deferred tax is charged or credited in the consolidated income statement, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the deferred tax is also recognised within other comprehensive income or equity.

Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint ventures, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised, which can require the use of accounting estimation and the exercise of judgement.

Such assets and liabilities are not recognised if the temporary difference arises from the initial recognition of goodwill or other assets and liabilities, in a transaction that is not a business combination and which affects neither the taxable profit nor the accounting profit.

The carrying amounts of deferred tax assets are reviewed at each balance sheet date. Where it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered, the carrying value of the applicable deferred tax asset may be reduced. Where expectations of taxable profits improve, the carrying value of the applicable deferred tax asset may be increased.

Deferred tax assets and liabilities are offset where permitted, when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis. Deferred tax is calculated using the tax rates that are expected to apply in the period when the liability is settled, or the asset is realised, based on enacted or substantively enacted legislation.

Corporate taxes are payable on taxable profits at current rates. The tax expense represents the sum of the tax currently payable and deferred tax.
Retirement benefit costs
The Group accounts for retirement benefit costs in accordance with IAS 19 Employee Benefits.

For defined contribution plans, contributions are charged to the consolidated income statement on an accruals basis.

For defined benefit plans the amounts charged to staff costs within operating profit are the current service costs, past service costs, administrative expenses and gains and losses on settlements and curtailments. Past service costs are recognised immediately in the consolidated income statement when the related plan amendment or curtailment occurs. Net interest income or expense is calculated by applying the discount rate to the recognised overall surplus or deficit in the plan.
Actuarial gains and losses are recognised in other comprehensive income.

Where defined benefit plans are funded, the assets of the plan are held in independently managed funds separately from those of the Group. Pension plan assets are measured at fair value and liabilities are measured on an actuarial basis using the projected unit method and discounted at a rate equivalent to the current rate of return on a high-quality corporate bond of equivalent currency and term to the plan liabilities. The actuarial valuations are obtained at least triennially and are updated at each balance sheet date.

Recognition of a surplus in a defined benefit plan is limited based on the economic gain the Group is expected to benefit from in the future by means of a refund or reduction in future contributions to the plan, in accordance with IAS 19.

Provisions for liabilities and charges
Provisions comprise liabilities where there is uncertainty about the amount or timing of settlement. Provisions are recognised when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required and the amount can be reliably estimated, with such estimation using either the most likely or expected value method depending on which method best estimates the uncertainty.Whilst the Group has factored in all known facts and circumstances, initial estimations for provisions may change based on the receipt of new information and final amount of the relevant charges may differ from the provision recognised.

Contingent liabilities
Contingent liabilities are possible obligations arising from past events whose existence will only be confirmed by future events not wholly within the control of the Group, or present obligations where it is not probable that an outflow of resources will be required or the amount of the obligation cannot be measured with sufficient reliability. Contingent liabilities are not recognised in the consolidated financial statements but are disclosed, if material, unless the possibility of an outflow of economic resources is considered remote.
Leases
The Group leases most of its offices in cities where it operates. Other lease contracts include office equipment and motor vehicles.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative standalone prices.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and restoration provisions, less any lease incentives received. The assets are depreciated over the term of the lease using the straight-line method. The lease term includes periods covered by an option to extend if the Group is reasonably certain to exercise that option, and periods covered by an option to terminate if the Group is reasonably certain to not exercise that option.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. Lease payments included in the initial measurement of lease liabilities comprise fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate as at the commencement date, amounts expected to be payable under residual value guarantees, the exercise price of a purchase option if the lessee is reasonably certain to exercise that option and payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease. Lease modifications result in remeasurement of the lease liability.

Depreciation is recognised in both costs of services and general and administrative costs and interest expense is recognised under finance costs in the consolidated income statement.

The Group has elected to use the exemption not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and exemption for leases of low-value assets (under $5,000). The payments associated with these leases are recognised as cost of services and general and administrative costs within the consolidated income statement on a straight-line basis over the lease term.
The Group assesses at the reporting date whether there are any indicators of impairment and performs an impairment test when an impairment indicator exists. The Group tests a right-of-use asset as a stand-alone asset for impairment when it either meets the definition of investment property which generates independent cash flows or it is vacant with minimal to no continued operational utility for the Group. When a right-of-use asset is tested as a stand-alone asset, an impairment loss is recognised when the carrying amount of the right-of-use asset exceeds its recoverable amount. The recoverable amount of a right-of-use asset is estimated mainly based on the present value of the estimated sublease income, discounted using the property yield rates.

Translation of foreign currencies
Foreign currency transactions are recorded at the rates in effect at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the year end are translated at the year-end exchange rate. Foreign currency gains and losses are credited or charged to the consolidated income statement as they arise.

The income statements of foreign subsidiary undertakings, and goodwill and fair value adjustments arising on the acquisition of a foreign entity, with functional currencies other than pounds sterling, are translated into pounds sterling at average exchange rates and the year-end net assets of these companies are translated at year-end exchange rates.

Exchange differences arising from retranslation of foreign subsidiary undertakings and on foreign currency borrowings (to the extent that they hedge the Group’s investment in such operations) are reported in the consolidated statement of comprehensive income.
Hyperinflation in Argentina and Turkey
The economies in Argentina and Turkey were designated as hyperinflationary from 2018 and 2022, respectively, and the Group has applied IAS 29 Financial Reporting in Hyperinflationary Economies to its operations in Argentina and Turkey since these dates. The functional currencies for these operations are Argentinian pesos (ARP) and Turkish lira (YTL).

In applying IAS 29, the ARP and the YTL non-monetary assets and liability balances, held at historical cost, and results for the relevant financial years have been revalued to their present value equivalent local currency amounts at the reporting date based on consumer prices indices (CPI) issued by the National Institute of Statistics and Censuses (INDEC) and the Turkish Statistical Institute, respectively. The respective indices have risen by 118% and 44% (2023: 211% and 65%) during the financial year. The revalued balances are translated to GBP at the reporting date exchange rate in line with IAS 21 The Effects of Changes in Foreign Exchange Rates.

The gain or loss on the revaluation of net monetary assets resulting from IAS 29 application is recognised in the consolidated income statement within other income. The Group has presented the equity revaluation effects and the impact of currency movements within other comprehensive income as such amounts are deemed to meet the definition of 'exchange differences'.
Share-based payments
The Group issues equity-settled share-based payments, including share options, to certain employees and accounts for these awards in accordance with IFRS 2 Share-based Payment. Equity-settled share-based payments are measured at fair value (excluding the effect of non-market-based vesting conditions) at the date of grant. Details regarding the fair value of equity settled share-based transactions are set out in note 21.

The fair value determined at the grant date is recognised in the consolidated income statement as an expense on a straight-line basis over the relevant vesting period with a corresponding increase in equity, based on the Group’s estimate of the number of shares that will ultimately vest and adjusted for the effect of non-market-based vesting conditions.

Non-controlling interests
Non-controlling interests in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets. The acquisition of a non-controlling interest in a subsidiary, and the sale of an interest while retaining control, is accounted for within equity, and the cash cost of such purchases is included within 'Financing activities' in the cash flow statement.
Climate change considerations
In preparing these consolidated financial statements, and in accordance with the UK Listing Rule UKLR 6.6.6(8) and The UK Companies Regulations 2022, 414CB (2a), the potential impacts of climate change risks have been considered. This primarily focused on the impairment assessments for goodwill and intangible assets with indefinite useful lives; the carrying value and estimated useful life of intangible assets, property, plant and equipment and right-of-use assets; the measurement of deferred tax assets and provisions, including post-employment benefits; and the going concern period and viability of the Group over the next three years. There has been no material impact on the consolidated financial statements for the years ended 31 December 2024, 2023 and 2022. The potential implications of climate change risks on the consolidated financial statements will continue to be monitored and assessed in future periods.
Critical judgements and estimation uncertainty in applying accounting policies
Management is required to make key decisions and judgements whilst acknowledging there is estimation uncertainty in the process of applying the Group’s accounting policies. These estimates and judgements are reviewed on an ongoing basis. Where judgement has been applied or estimation uncertainty exists, the key factors taken into consideration are disclosed in the accounting policies and the appropriate note in these consolidated financial statements.
The most significant area of estimation uncertainty is:
Goodwill: the key areas of uncertainty in estimating the fair value less costs to dispose of AKQA Group's recoverable value are the forecasted revenue less pass-through costs and operating margin. Further details of AKQA Group's key estimates and related sensitivities are included in note 11.